Expenses by nature	12 Months Ended
Mar. 31, 2024
Text Blocks Abstract
Expenses by nature

25. Expenses by nature

	Year ended March 31,
	2022		2023		2024
Employee compensation	₹	450,075	₹	537,644	₹	549,301
Sub-contracting and technical fees		108,589		115,247		103,030
Cost of hardware and software		6,431		6,627		4,116
Travel		7,320		14,445		15,102
Facility expenses		11,990		13,492		14,556
Software license expense for internal use		13,279		18,717		18,378
Depreciation, amortization and impairment(1)		30,911		33,402		34,071
Communication		5,760		5,911		4,878
Legal and professional fees		15,026		13,288		9,559
Rates, taxes and insurance		4,548		5,905		5,993
Marketing and brand building		2,010		2,951		3,555
Lifetime expected credit loss/ (write-back)		(797)		(604)		640
(Gain)/loss on sale of property, plant and equipment, net(2)		(313)		(89)		(2,072)
Miscellaneous expenses(2)(3)		2,360		2,806		737
Total cost of revenues, selling and marketing expenses and general and administrative expenses	₹	657,189	₹	769,742	₹	761,844

(1)
Depreciation, amortization, and impairment includes an impairment charge on intangible assets amounting to ₹ Nil, ₹ 1,816 and ₹ 1,701, for the years ended March 31, 2022, 2023 and 2024, respectively. (Refer to Note 6)
(2)
(Gain)/loss on sale of property, plant and equipment, net has been reclassified from Miscellaneous expenses and is presented separately for the year ended March 31, 2024. Previous period figures have been reclassified accordingly. Gain on sale of property, plant and equipment for the year ended March 31, 2024, includes gain on sale of immovable properties of ₹ (2,357).
(3)
Miscellaneous expenses are net of reversals of contingent consideration (Refer to Note 19).